UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2009

[LOGO OF USAA]
    USAA(R)














PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INCOME STOCK FUND
OCTOBER 31, 2009












                                                                      (Form N-Q)

48452-1209                                   (c)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA INCOME STOCK FUND
October 31, 2009 (unaudited)

PORTFOLIO OF INVESTMENTS

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               COMMON STOCKS (98.9%)

               CONSUMER DISCRETIONARY (8.7%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
       28,600  Coach, Inc.                                                                 $          943
       11,600  Columbia Sportswear Co.                                                                441
       37,200  Jones Apparel Group, Inc.                                                              666
        2,400  VF Corp.                                                                               170
                                                                                          ---------------
                                                                                                    2,220
                                                                                          ---------------
               APPAREL RETAIL (0.3%)
       11,000  Abercrombie & Fitch Co. "A"                                                            361
       18,600  AnnTaylor Stores Corp.  *                                                              241
          300  Foot Locker, Inc.                                                                        3
       77,600  Gap, Inc.                                                                            1,656
      112,800  Limited Brands, Inc.                                                                 1,986
       11,100  Men's Wearhouse, Inc.                                                                  257
                                                                                          ---------------
                                                                                                    4,504
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.3%)
       32,000  Autoliv, Inc.                                                                        1,074
      107,400  Johnson Controls, Inc.                                                               2,569
       13,600  TRW Automotive Holdings Corp.  *                                                       213
                                                                                          ---------------
                                                                                                    3,856
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.1%)
      227,000  Ford Motor Co.  *                                                                    1,589
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.4%)
      176,600  AutoNation, Inc.  *(a)                                                               3,045
      135,701  Penske Automotive Group, Inc.                                                        2,125
                                                                                          ---------------
                                                                                                    5,170
                                                                                          ---------------
               BROADCASTING (0.2%)
      189,200  CBS Corp. "B"                                                                        2,227
                                                                                          ---------------
               CABLE & SATELLITE (0.8%)
       31,100  Cablevision Systems Corp. "A"                                                          714
      451,700  Comcast Corp. "A"                                                                    6,550
       26,100  DISH Network Corp. "A"  *                                                              454
       86,000  Liberty Global, Inc. "A"  *                                                          1,765
       79,300  Virgin Media, Inc.                                                                   1,108
                                                                                          ---------------
                                                                                                   10,591
                                                                                          ---------------
               CASINOS & GAMING (0.1%)
       29,400  Penn National Gaming, Inc.  *                                                          739
                                                                                          ---------------
               CATALOG RETAIL (0.1%)
       71,400  Liberty Media Corp. Interactive "A"  *                                                 810
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.3%)
      175,100  RadioShack Corp.                                                                     2,957
       16,500  Rent-A-Center, Inc.  *                                                                 303
                                                                                          ---------------
                                                                                                    3,260
                                                                                          ---------------

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1 | USAA Income Stock Fund

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                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               DEPARTMENT STORES (0.8%)
      138,900  J.C. Penney Co., Inc.                                                       $        4,602
       38,300  Kohl's Corp.  *                                                                      2,192
       70,300  Macy's, Inc.                                                                         1,235
       25,600  Sears Holdings Corp.  *(a)                                                           1,737
                                                                                          ---------------
                                                                                                    9,766
                                                                                          ---------------
               DISTRIBUTORS (0.1%)
       18,200  Genuine Parts Co.                                                                      637
                                                                                          ---------------
               EDUCATION SERVICES (0.1%)
       16,700  Apollo Group, Inc. "A"  *                                                              954
        3,500  ITT Educational Services, Inc.  *                                                      316
                                                                                          ---------------
                                                                                                    1,270
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.0%)
        1,600  Target Corp.                                                                            77
                                                                                          ---------------
               HOME FURNISHINGS (0.4%)
      121,400  Leggett & Platt, Inc.                                                                2,347
       59,100  Mohawk Industries, Inc.  *                                                           2,531
                                                                                          ---------------
                                                                                                    4,878
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (1.7%)
      670,800  Home Depot, Inc.                                                                    16,830
      235,100  Lowe's Companies, Inc.                                                               4,601
                                                                                          ---------------
                                                                                                   21,431
                                                                                          ---------------
               HOMEBUILDING (0.1%)
       86,000  Lennar Corp. "A"                                                                     1,084
          508  NVR, Inc.  *                                                                           336
       39,200  Pulte Homes, Inc.                                                                      353
                                                                                          ---------------
                                                                                                    1,773
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.1%)
       79,400  Williams-Sonoma, Inc.                                                                1,491
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.1%)
        6,600  Choice Hotels International, Inc.                                                      197
        6,300  Starwood Hotels & Resorts Worldwide, Inc.                                              183
       65,800  Wyndham Worldwide Corp.                                                              1,122
                                                                                          ---------------
                                                                                                    1,502
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.2%)
       19,900  Black & Decker Corp.                                                                   940
       12,000  Stanley Works                                                                          543
       13,500  Whirlpool Corp.                                                                        966
                                                                                          ---------------
                                                                                                    2,449
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.1%)
       15,400  Fortune Brands, Inc.                                                                   600
       18,800  Jarden Corp.                                                                           515
       18,600  Newell Rubbermaid, Inc.                                                                270
                                                                                          ---------------
                                                                                                    1,385
                                                                                          ---------------
               LEISURE PRODUCTS (0.2%)
       16,700  Brunswick Corp.                                                                        158
       76,100  Hasbro, Inc.                                                                         2,075
                                                                                          ---------------
                                                                                                    2,233
                                                                                          ---------------
               MOTORCYCLE MANUFACTURERS (0.1%)
       48,200  Harley-Davidson, Inc.                                                                1,201
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (1.4%)
       15,900  DreamWorks Animation SKG, Inc. "A"  *                                                  509
       23,700  Liberty Media Corp. "A"  *                                                             490

---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 2

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

      271,400  News Corp. "A"                                                              $        3,127
      216,133  Time Warner, Inc.                                                                    6,510
       86,600  Viacom, Inc. "B"  *                                                                  2,389
      184,300  Walt Disney Co.                                                                      5,044
                                                                                          ---------------
                                                                                                   18,069
                                                                                          ---------------
               PUBLISHING (0.3%)
      134,300  Gannett Co., Inc.                                                                    1,319
       77,817  Meredith Corp.                                                                       2,106
       10,700  New York Times Co. "A"                                                                  85
                                                                                          ---------------
                                                                                                    3,510
                                                                                          ---------------
               RESTAURANTS (0.1%)
       22,000  McDonald's Corp.                                                                     1,289
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.0%)
       14,900  Service Corp. International                                                            103
       10,800  Weight Watchers International, Inc.                                                    286
                                                                                          ---------------
                                                                                                      389
                                                                                          ---------------
               SPECIALTY STORES (0.1%)
       72,341  Barnes & Noble, Inc.  (a)                                                            1,202
       14,400  Office Depot, Inc.  *                                                                   87
                                                                                          ---------------
                                                                                                    1,289
                                                                                          ---------------
               Total Consumer Discretionary                                                       109,605
                                                                                          ---------------

               CONSUMER STAPLES (9.1%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.4%)
      128,000  Archer-Daniels-Midland Co.                                                           3,856
       21,000  Bunge Ltd.  (a)                                                                      1,198
                                                                                          ---------------
                                                                                                    5,054
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.1%)
       44,700  Constellation Brands, Inc. "A"  *                                                      707
                                                                                          ---------------
               DRUG RETAIL (0.9%)
       59,500  CVS Caremark Corp.                                                                   2,100
      257,700  Walgreen Co.                                                                         9,749
                                                                                          ---------------
                                                                                                   11,849
                                                                                          ---------------
               FOOD RETAIL (0.2%)
       37,100  Safeway, Inc.                                                                          829
       94,542  SUPERVALU, Inc.                                                                      1,500
                                                                                          ---------------
                                                                                                    2,329
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (1.6%)
       33,100  Clorox Co.                                                                           1,961
       59,700  Colgate-Palmolive Co.                                                                4,694
       29,600  Kimberly-Clark Corp.                                                                 1,810
      201,300  Procter & Gamble Co.                                                                11,675
                                                                                          ---------------
                                                                                                   20,140
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (1.1%)
      276,000  Wal-Mart Stores, Inc.                                                               13,712
                                                                                          ---------------
               PACKAGED FOODS & MEAT (1.9%)
        5,200  Campbell Soup Co.                                                                      165
      127,200  ConAgra Foods, Inc.                                                                  2,671
       65,300  Del Monte Foods Co.                                                                    705
       27,100  General Mills, Inc.                                                                  1,786
       10,200  H.J. Heinz Co.                                                                         410
       40,100  Hershey Co.                                                                          1,515
       44,100  Hormel Foods Corp.                                                                   1,608
       16,700  J.M. Smucker Co.                                                                       881
        9,500  Kellogg Co.                                                                            490

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3 | USAA Income Stock Fund

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                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

      260,179  Kraft Foods, Inc. "A"                                                       $        7,160
       11,500  Ralcorp Holdings, Inc.  *                                                              618
      170,700  Sara Lee Corp.                                                                       1,927
       85,200  Smithfield Foods, Inc.  *                                                            1,137
        5,700  TreeHouse Foods, Inc.  *                                                               213
      214,300  Tyson Foods, Inc. "A"                                                                2,683
                                                                                          ---------------
                                                                                                   23,969
                                                                                          ---------------
               PERSONAL PRODUCTS (0.0%)
       12,100  Avon Products, Inc.                                                                    388
                                                                                          ---------------
               SOFT DRINKS (1.8%)
      272,200  Coca-Cola Co.                                                                       14,511
       16,300  Coca-Cola Enterprises, Inc.                                                            311
      128,900  PepsiCo, Inc.                                                                        7,805
                                                                                          ---------------
                                                                                                   22,627
                                                                                          ---------------
               TOBACCO (1.1%)
      259,300  Altria Group, Inc.                                                                   4,696
      156,000  Philip Morris International, Inc.                                                    7,388
       46,600  Reynolds American, Inc.                                                              2,259
                                                                                          ---------------
                                                                                                   14,343
                                                                                          ---------------
               Total Consumer Staples                                                             115,118
                                                                                          ---------------

               ENERGY (18.7%)
               --------------
               INTEGRATED OIL & GAS (14.2%)
      600,601  Chevron Corp.                                                                       45,970
      722,377  ConocoPhillips                                                                      36,249
    1,147,500  Exxon Mobil Corp.                                                                   82,241
      184,000  Marathon Oil Corp.                                                                   5,883
       11,200  Murphy Oil Corp.                                                                       685
      104,800  Occidental Petroleum Corp.                                                           7,952
       39,500  SandRidge Energy, Inc.  *                                                              404
                                                                                          ---------------
                                                                                                  179,384
                                                                                          ---------------
               OIL & GAS DRILLING (0.3%)
        5,000  ENSCO International, Inc.                                                              229
       70,500  Nabors Industries Ltd.  *                                                            1,468
       47,000  Patterson-UTI Energy, Inc.                                                             732
        6,700  Rowan Companies, Inc.                                                                  156
       17,500  Unit Corp.  *                                                                          684
                                                                                          ---------------
                                                                                                    3,269
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (1.5%)
       28,700  Baker Hughes, Inc.                                                                   1,207
       83,800  BJ Services Co.                                                                      1,609
       21,000  Global Industries Ltd.  *                                                              153
       29,100  Halliburton Co.                                                                        850
      193,100  Helix Energy Solutions Group, Inc.  *                                                2,651
       84,400  National-Oilwell Varco, Inc.  *                                                      3,460
       68,400  Oil States International, Inc.  *                                                    2,356
       65,800  Schlumberger Ltd.                                                                    4,093
       21,100  Superior Energy Services, Inc.  *                                                      456
       60,800  Tidewater, Inc.                                                                      2,533
                                                                                          ---------------
                                                                                                   19,368
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.5%)
       22,500  Anadarko Petroleum Corp.                                                             1,371
       45,470  Apache Corp.                                                                         4,280
       48,400  Chesapeake Energy Corp.                                                              1,186
       14,800  Cimarex Energy Co.                                                                     580
       20,400  Comstock Resources, Inc.  *                                                            838
       42,100  Denbury Resources, Inc.  *                                                             615
       77,000  Devon Energy Corp.                                                                   4,983

---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 4

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

       22,000  Newfield Exploration Co.  *                                                $           902
       20,700  Noble Energy, Inc.                                                                   1,358
       20,900  Plains Exploration & Production Co.  *                                                 554
        3,400  Swift Energy Co.  *                                                                     72
       46,300  XTO Energy, Inc.                                                                     1,924
                                                                                          ---------------
                                                                                                   18,663
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.7%)
       73,200  Sunoco, Inc.                                                                         2,255
      388,700  Valero Energy Corp.                                                                  7,035
       24,100  Western Refining, Inc.  *                                                              135
                                                                                          ---------------
                                                                                                    9,425
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.5%)
      156,200  El Paso Corp.                                                                        1,532
       22,300  Frontline Ltd.  (a)                                                                    520
        6,900  Overseas Shipholding Group, Inc.                                                       271
       45,300  Spectra Energy Corp.                                                                   866
      171,700  Williams Companies, Inc.                                                             3,237
                                                                                          ---------------
                                                                                                    6,426
                                                                                          ---------------
               Total Energy                                                                       236,535
                                                                                          ---------------

               FINANCIALS (20.4%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
       24,100  Ameriprise Financial, Inc.                                                             835
      154,300  Bank of New York Mellon Corp.                                                        4,114
        3,860  BlackRock, Inc. "A"                                                                    836
       24,840  Franklin Resources, Inc.                                                             2,599
       51,000  Invesco Ltd. ADR                                                                     1,079
       34,300  Legg Mason, Inc.                                                                       998
       75,500  State Street Corp.                                                                   3,169
                                                                                          ---------------
                                                                                                   13,630
                                                                                          ---------------
               CONSUMER FINANCE (0.6%)
      186,900  American Express Co.                                                                 6,512
        9,300  AmeriCredit Corp.  *                                                                   164
       30,400  Capital One Financial Corp.                                                          1,113
        1,600  Student Loan Corp.                                                                      67
                                                                                          ---------------
                                                                                                    7,856
                                                                                          ---------------
               DIVERSIFIED BANKS (1.5%)
       37,500  Comerica, Inc.                                                                       1,040
      187,849  U.S. Bancorp                                                                         4,362
      492,000  Wells Fargo & Co.                                                                   13,540
                                                                                          ---------------
                                                                                                   18,942
                                                                                          ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
       14,200  Jones Lang LaSalle, Inc.                                                               665
                                                                                          ---------------
               INSURANCE BROKERS (0.1%)
       75,500  Arthur J. Gallagher & Co.                                                            1,684
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (2.4%)
      138,020  Goldman Sachs Group, Inc.                                                           23,487
        8,800  Investment Technology Group, Inc.  *                                                   190
      216,831  Morgan Stanley                                                                       6,964
                                                                                          ---------------
                                                                                                   30,641
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (1.2%)
       17,500  Lincoln National Corp.                                                                 417
      184,300  MetLife, Inc.                                                                        6,272
       80,300  Protective Life Corp.                                                                1,546
       74,800  Prudential Financial, Inc.                                                           3,383
       21,000  StanCorp Financial Group, Inc.                                                         771
       30,600  Torchmark Corp.                                                                      1,242

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5 | USAA Income Stock Fund

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                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

      103,600  Unum Group                                                                 $         2,067
                                                                                          ---------------
                                                                                                   15,698
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.7%)
      120,100  American Financial Group, Inc.                                                       2,954
        2,300  American National Insurance Co.                                                        192
       72,000  Assurant, Inc.                                                                       2,155
       66,700  Hartford Financial Services Group, Inc.                                              1,636
       59,100  HCC Insurance Holdings, Inc.                                                         1,560
                                                                                          ---------------
                                                                                                    8,497
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (3.6%)
    1,401,028  Bank of America Corp.                                                               20,427
    1,348,400  Citigroup, Inc.                                                                      5,515
      478,100  JPMorgan Chase & Co.                                                                19,970
                                                                                          ---------------
                                                                                                   45,912
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (3.9%)
       20,700  Allied World Assurance Co. Holdings Ltd.                                               926
      210,800  Allstate Corp.                                                                       6,233
       31,500  Axis Capital Holdings Ltd.                                                             910
      166,800  Chubb Corp.                                                                          8,093
       31,200  Cincinnati Financial Corp.                                                             791
       37,600  CNA Financial Corp.  *(a)                                                              819
       49,800  Fidelity National Financial, Inc. "A"                                                  676
       32,400  First American Corp.                                                                   985
        8,400  Hanover Insurance Group, Inc.                                                          353
        1,590  Markel Corp.  *                                                                        513
       52,900  Mercury General Corp.                                                                1,929
          900  Navigators Group, Inc.  *                                                               48
       57,275  Old Republic International Corp.                                                       612
       11,900  ProAssurance Corp.  *                                                                  598
      211,600  Progressive Corp.  *                                                                 3,386
      333,900  Travelers Companies, Inc.                                                           16,625
      132,100  W.R. Berkley Corp.                                                                   3,265
        5,100  White Mountains Insurance Group Ltd.                                                 1,578
       39,400  XL Capital Ltd. "A"                                                                    647
        6,300  Zenith National Insurance Corp.                                                        180
                                                                                          ---------------
                                                                                                   49,167
                                                                                          ---------------
               REGIONAL BANKS (1.3%)
       43,100  Associated Banc Corp.                                                                  552
       25,900  BancorpSouth, Inc.                                                                     585
       40,300  Bank of Hawaii Corp.                                                                 1,789
       78,400  BB&T Corp.                                                                           1,874
       17,000  City National Corp.                                                                    640
      235,900  Fifth Third Bancorp                                                                  2,109
       55,921  First Horizon National Corp.  *                                                        662
      190,400  Fulton Financial Corp.                                                               1,573
       94,800  KeyCorp                                                                                511
        7,700  M&T Bank Corp.  (a)                                                                    484
       13,900  Prosperity Bancshares, Inc.                                                            497
       37,900  SunTrust Banks, Inc.                                                                   724
      222,400  Synovus Financial Corp.                                                                494
       53,100  TCF Financial Corp.  (a)                                                               628
       16,600  Trustmark Corp.                                                                        315
        5,500  UMB Financial Corp.                                                                    219
      174,975  Valley National Bancorp                                                              2,324
       16,900  Webster Financial Corp.                                                                191
       14,100  Whitney Holding Corp.                                                                  113
       11,300  Wilmington Trust Corp.                                                                 136
       26,100  Zions Bancorp                                                                          370
                                                                                          ---------------
                                                                                                   16,790
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 6

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               REINSURANCE (1.0%)
       49,200  Arch Capital Group Ltd.  *                                                 $         3,315
       52,500  Endurance Specialty Holdings Ltd.                                                    1,889
       17,700  Everest Reinsurance Group Ltd.                                                       1,549
       19,800  PartnerRe Ltd.                                                                       1,514
       53,100  Reinsurance Group of America, Inc. "A"                                               2,448
       19,200  RenaissanceRe Holdings Ltd.                                                          1,008
       21,400  Transatlantic Holdings, Inc.                                                         1,081
                                                                                          ---------------
                                                                                                   12,804
                                                                                          ---------------
               REITS - DIVERSIFIED (0.2%)
       87,400  Liberty Property Trust, Inc.                                                         2,567
                                                                                          ---------------
               REITS - INDUSTRIAL (0.2%)
      219,100  ProLogis                                                                             2,482
                                                                                          ---------------
               REITS - MORTGAGE (0.2%)
      136,300  Annaly Capital Management, Inc.                                                      2,305
                                                                                          ---------------
               REITS - OFFICE (0.2%)
       93,200  Brandywine Realty Trust                                                                891
       83,800  Duke Realty Corp.                                                                      942
       43,500  Kilroy Realty Corp.                                                                  1,201
                                                                                          ---------------
                                                                                                    3,034
                                                                                          ---------------
               REITS - RETAIL (0.6%)
      248,063  CBL & Associates Properties, Inc.                                                    2,024
      267,000  Developers Diversified Realty Corp.  (a)                                             2,294
       63,300  Realty Income Corp.  (a)                                                             1,467
       76,200  Weingarten Realty Investors                                                          1,410
                                                                                          ---------------
                                                                                                    7,195
                                                                                          ---------------
               REITS - SPECIALIZED (0.6%)
       53,400  HCP, Inc.                                                                            1,580
      132,800  Hospitality Properties Trust                                                         2,564
       59,600  Nationwide Health Properties, Inc.                                                   1,922
       76,700  Senior Housing Properties Trust                                                      1,479
                                                                                          ---------------
                                                                                                    7,545
                                                                                          ---------------
               SPECIALIZED FINANCE (0.4%)
        7,530  CME Group, Inc.                                                                      2,279
       66,200  NYSE Euronext                                                                        1,711
       20,300  PHH Corp.  *                                                                           328
                                                                                          ---------------
                                                                                                    4,318
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.5%)
       18,100  Astoria Financial Corp.                                                                181
      128,500  First Niagara Financial Group, Inc.                                                  1,650
      140,800  Hudson City Bancorp, Inc.                                                            1,850
       30,900  NewAlliance Bancshares, Inc.                                                           342
      109,700  People's United Financial, Inc.                                                      1,759
       73,600  TFS Financial Corp.                                                                    858
                                                                                          ---------------
                                                                                                    6,640
                                                                                          ---------------
               Total Financials                                                                   258,372
                                                                                          ---------------

               HEALTH CARE (15.2%)
               -------------------
               BIOTECHNOLOGY (0.8%)
      187,600  Amgen, Inc.  *                                                                      10,080
        5,300  Biogen Idec, Inc.  *                                                                   223
                                                                                          ---------------
                                                                                                   10,303
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (1.3%)
      184,000  AmerisourceBergen Corp.                                                              4,076
       94,300  Cardinal Health, Inc.                                                                2,673

---------------------------------------------------------------------------------------------------------
7 | USAA Income Stock Fund

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

       43,550  CareFusion Corp.  *                                                        $           974
      153,300  McKesson Corp.                                                                       9,003
                                                                                          ---------------
                                                                                                   16,726
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.5%)
       38,300  Medtronic, Inc.                                                                      1,367
       96,600  Zimmer Holdings, Inc.  *                                                             5,078
                                                                                          ---------------
                                                                                                    6,445
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.1%)
       33,700  LifePoint Hospitals, Inc.  *                                                           955
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.0%)
        2,700  Cooper Companies, Inc.                                                                  76
                                                                                          ---------------
               MANAGED HEALTH CARE (4.1%)
        5,800  Aetna, Inc.                                                                            151
       68,400  CIGNA Corp.                                                                          1,904
       78,100  Coventry Health Care, Inc.  *                                                        1,549
       18,300  Health Net, Inc.  *                                                                    273
       72,600  Humana, Inc.  *                                                                      2,728
    1,157,095  UnitedHealth Group, Inc.                                                            30,027
      316,769  WellPoint, Inc.  *                                                                  14,812
                                                                                          ---------------
                                                                                                   51,444
                                                                                          ---------------
               PHARMACEUTICALS (8.4%)
       57,700  Abbott Laboratories                                                                  2,918
      153,200  Bristol-Myers Squibb Co.                                                             3,340
      159,300  Eli Lilly and Co.                                                                    5,418
       21,600  Endo Pharmaceuticals Holdings, Inc.  *                                                 484
      168,800  Forest Laboratories, Inc.  *                                                         4,671
      387,000  Johnson & Johnson                                                                   22,852
       23,500  King Pharmaceuticals, Inc.  *                                                          238
      420,900  Merck & Co., Inc.                                                                   13,018
    3,099,002  Pfizer, Inc.                                                                        52,776
        3,000  Watson Pharmaceuticals, Inc.  *                                                        103
                                                                                          ---------------
                                                                                                  105,818
                                                                                          ---------------
               Total Health Care                                                                  191,767
                                                                                          ---------------

               INDUSTRIALS (6.6%)
               ------------------
               AEROSPACE & DEFENSE (1.8%)
       35,400  Boeing Co.                                                                           1,692
       82,300  General Dynamics Corp.                                                               5,160
       54,000  ITT Corp.                                                                            2,738
       42,100  L-3 Communications Holdings, Inc.                                                    3,043
       76,700  Northrop Grumman Corp.                                                               3,845
       50,300  Raytheon Co.                                                                         2,278
       64,700  United Technologies Corp.                                                            3,976
                                                                                          ---------------
                                                                                                   22,732
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.4%)
       62,300  FedEx Corp.                                                                          4,529
       12,800  United Parcel Service, Inc. "B"                                                        687
                                                                                          ---------------
                                                                                                    5,216
                                                                                          ---------------
               AIRLINES (0.0%)
       10,100  SkyWest, Inc.                                                                          141
                                                                                          ---------------
               BUILDING PRODUCTS (0.2%)
      218,600  Masco Corp.                                                                          2,569
                                                                                          ---------------
               COMMERCIAL PRINTING (0.1%)
       48,600  R.R. Donnelley & Sons Co.                                                              976
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 8

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               CONSTRUCTION & ENGINEERING (0.2%)
        6,200  Granite Construction, Inc.                                                  $          177
       34,000  KBR, Inc.                                                                              696
       19,700  The Shaw Group, Inc.  *                                                                505
       18,700  URS Corp.  *                                                                           727
                                                                                          ---------------
                                                                                                    2,105
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
        3,400  Caterpillar, Inc.                                                                      187
        3,300  Cummins, Inc.                                                                          142
       73,900  Deere & Co.                                                                          3,366
       19,800  Manitowoc Co., Inc.                                                                    181
       21,100  Oshkosh Corp.                                                                          660
       33,000  Terex Corp.  *                                                                         667
       28,600  Trinity Industries, Inc.                                                               483
                                                                                          ---------------
                                                                                                    5,686
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.0%)
       14,200  Cintas Corp.                                                                           393
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
       69,000  General Cable Corp.  *                                                               2,149
       10,300  Regal-Beloit Corp.                                                                     483
        9,700  Rockwell Automation, Inc.                                                              397
       60,300  Thomas & Betts Corp.  *                                                              2,063
                                                                                          ---------------
                                                                                                    5,092
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
       32,400  Manpower, Inc.                                                                       1,536
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (1.6%)
       32,300  3M Co.                                                                               2,376
       14,800  Carlisle Companies, Inc.                                                               459
    1,158,000  General Electric Co.                                                                16,513
       39,800  Textron, Inc.                                                                          708
                                                                                          ---------------
                                                                                                   20,056
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.9%)
       67,800  Crane Co.                                                                            1,888
       49,700  Dover Corp.                                                                          1,873
       41,400  Eaton Corp.                                                                          2,503
       14,300  Gardner Denver, Inc.  *                                                                513
       84,900  Illinois Tool Works, Inc.                                                            3,899
       14,500  Parker-Hannifin Corp.                                                                  768
       21,800  Timken Co.                                                                             480
                                                                                          ---------------
                                                                                                   11,924
                                                                                          ---------------
               MARINE (0.0%)
        2,100  Kirby Corp.  *                                                                          71
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.1%)
       28,400  Pitney Bowes, Inc.                                                                     696
       12,700  Steelcase, Inc. "A"                                                                     73
                                                                                          ---------------
                                                                                                      769
                                                                                          ---------------
               RAILROADS (0.2%)
       47,200  Norfolk Southern Corp.                                                               2,201
       15,200  Union Pacific Corp.                                                                    838
                                                                                          ---------------
                                                                                                    3,039
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.1%)
        7,700  United Rentals, Inc.  *                                                                 73
       28,300  WESCO International, Inc.  *                                                           723
                                                                                          ---------------
                                                                                                      796
                                                                                          ---------------
               Total Industrials                                                                   83,101
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
9 | USAA Income Stock Fund

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               INFORMATION TECHNOLOGY (11.1%)
               ------------------------------
               APPLICATION SOFTWARE (0.2%)
      304,800  Compuware Corp.  *                                                          $        2,152
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (2.9%)
       18,600  Ciena Corp.  *                                                                         218
      605,100  Cisco Systems, Inc.  *                                                              13,826
       73,600  CommScope, Inc.  *                                                                   1,989
      804,202  Motorola, Inc.                                                                       6,892
      299,100  QUALCOMM, Inc.                                                                      12,386
      145,900  Tellabs, Inc.  *                                                                       878
                                                                                          ---------------
                                                                                                   36,189
                                                                                          ---------------
               COMPUTER HARDWARE (1.0%)
        8,450  Apple, Inc.  *                                                                       1,593
       52,200  Dell, Inc.  *                                                                          756
      131,600  Hewlett-Packard Co.                                                                  6,246
       36,320  International Business Machines Corp.                                                4,381
                                                                                          ---------------
                                                                                                   12,976
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.6%)
      201,900  EMC Corp.  *                                                                         3,325
       45,000  Lexmark International, Inc. "A"  *                                                   1,148
      119,485  SanDisk Corp.  *                                                                     2,447
       26,000  Western Digital Corp.  *                                                               876
                                                                                          ---------------
                                                                                                    7,796
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
       55,300  Computer Sciences Corp.  *                                                           2,804
       18,200  Convergys Corp.  *                                                                     198
                                                                                          ---------------
                                                                                                    3,002
                                                                                          ---------------
               ELECTRONIC COMPONENTS (0.1%)
      107,200  Corning, Inc.                                                                        1,566
       10,300  Vishay Intertechnology, Inc.  *                                                         64
                                                                                          ---------------
                                                                                                    1,630
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (1.8%)
      409,900  eBay, Inc.  *                                                                        9,128
       24,170  Google, Inc. "A"  *                                                                 12,958
                                                                                          ---------------
                                                                                                   22,086
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.0%)
        2,100  Amdocs Ltd.  *                                                                          53
        4,300  CACI International, Inc. "A"  *                                                        205
        4,800  Perot Systems Corp. "A"  *                                                             143
                                                                                          ---------------
                                                                                                      401
                                                                                          ---------------
               OFFICE ELECTRONICS (0.1%)
      113,800  Xerox Corp.                                                                            856
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.0%)
       17,800  KLA-Tencor Corp.                                                                       579
                                                                                          ---------------
               SEMICONDUCTORS (0.3%)
       30,000  Fairchild Semiconductor International, Inc.  *                                         224
      143,700  Intel Corp.                                                                          2,746
      109,300  LSI Corp.  *                                                                           560
       41,700  Micron Technology, Inc.  *                                                             283
       57,100  PMC-Sierra, Inc.  *                                                                    487
                                                                                          ---------------
                                                                                                    4,300
                                                                                          ---------------
               SYSTEMS SOFTWARE (3.4%)
      764,400  Microsoft Corp.                                                                     21,197
      358,500  Novell, Inc.  *                                                                      1,466

---------------------------------------------------------------------------------------------------------
                                                                            Portfolio of Investments | 10

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

      970,100  Oracle Corp.                                                               $        20,469
                                                                                          ---------------
                                                                                                   43,132
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.5%)
        8,400  Anixter International, Inc.  *                                                         352
       82,900  Arrow Electronics, Inc.  *                                                           2,101
      115,100  Ingram Micro, Inc. "A"  *                                                            2,031
       39,500  Tech Data Corp.  *                                                                   1,518
                                                                                          ---------------
                                                                                                    6,002
                                                                                          ---------------
               Total Information Technology                                                       141,101
                                                                                          ---------------

               MATERIALS (3.1%)
               ----------------
               ALUMINUM (0.0%)
        5,700  Alcoa, Inc.                                                                             71
                                                                                          ---------------
               COMMODITY CHEMICALS (0.0%)
       19,900  Westlake Chemical Corp.  (a)                                                           483
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.1%)
       19,100  Vulcan Materials Co.                                                                   879
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (1.1%)
       40,600  Ashland, Inc.                                                                        1,402
      226,700  Dow Chemical Co.                                                                     5,323
      117,300  E.I. du Pont de Nemours & Co.                                                        3,733
       14,500  Eastman Chemical Co.                                                                   761
      296,300  Huntsman Corp.                                                                       2,356
                                                                                          ---------------
                                                                                                   13,575
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.1%)
       18,000  Freeport-McMoRan Copper & Gold, Inc.  *                                              1,321
                                                                                          ---------------
               INDUSTRIAL GASES (0.0%)
        1,000  Air Products & Chemicals, Inc.                                                          77
                                                                                          ---------------
               PAPER PACKAGING (0.1%)
       10,300  Packaging Corp. of America                                                             188
       34,600  Temple-Inland, Inc.                                                                    535
                                                                                          ---------------
                                                                                                      723
                                                                                          ---------------
               PAPER PRODUCTS (0.3%)
       41,400  International Paper Co.                                                                924
      137,565  MeadWestvaco Corp.                                                                   3,140
                                                                                          ---------------
                                                                                                    4,064
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.5%)
       36,400  Albemarle Corp.                                                                      1,149
       15,000  Cytec Industries, Inc.                                                                 498
      102,900  RPM International, Inc.                                                              1,813
      118,100  Valspar Corp.                                                                        2,996
                                                                                          ---------------
                                                                                                    6,456
                                                                                          ---------------
               STEEL (0.9%)
       55,400  AK Steel Holding Corp.                                                                 879
       29,800  Allegheny Technologies, Inc.                                                           920
        7,500  Carpenter Technology Corp.                                                             158
      132,000  Commercial Metals Co.                                                                1,959
       73,600  Nucor Corp.                                                                          2,933
       25,900  Reliance Steel & Aluminum Co.                                                          945
       32,400  Schnitzer Steel Industries, Inc. "A"                                                 1,401
      125,200  Steel Dynamics, Inc.                                                                 1,676
       16,330  United States Steel Corp.                                                              563
                                                                                          ---------------
                                                                                                   11,434
                                                                                          ---------------
               Total Materials                                                                     39,083
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
11 | USAA Income Stock Fund

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES (3.7%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (3.2%)
      892,070  AT&T, Inc.                                                                 $        22,899
       62,900  CenturyTel, Inc.                                                                     2,042
      529,188  Verizon Communications, Inc.                                                        15,659
                                                                                          ---------------
                                                                                                   40,600
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.5%)
       31,900  Leap Wireless International, Inc.  *                                                   422
       73,000  NII Holdings, Inc. "B"  *                                                            1,966
      572,400  Sprint Nextel Corp.  *                                                               1,694
       70,000  Telephone & Data Systems, Inc.                                                       2,073
        6,900  U.S. Cellular Corp.  *                                                                 253
                                                                                          ---------------
                                                                                                    6,408
                                                                                          ---------------
               Total Telecommunication Services                                                    47,008
                                                                                          ---------------

               UTILITIES (2.3%)
               ----------------
               ELECTRIC UTILITIES (0.9%)
       22,900  Cleco Corp.                                                                            567
       50,900  Exelon Corp.                                                                         2,390
       70,300  FPL Group, Inc.                                                                      3,452
       16,100  IdaCorp, Inc.                                                                          452
       33,800  Northeast Utilities                                                                    779
       22,900  Pinnacle West Capital Corp.                                                            717
       27,600  Portland General Electric Co.                                                          513
       26,700  Progress Energy, Inc.                                                                1,002
       40,000  Southern Co.                                                                         1,248
        5,400  UniSource Energy Corp.                                                                 156
                                                                                          ---------------
                                                                                                   11,276
                                                                                          ---------------
               GAS UTILITIES (0.3%)
       11,400  Energen Corp.                                                                          500
        4,900  New Jersey Resources Corp.                                                             172
       14,200  Nicor, Inc.                                                                            527
        4,400  Northwest Natural Gas Co.                                                              184
       16,900  Piedmont Natural Gas Co., Inc.                                                         393
       80,900  UGI Corp.                                                                            1,932
                                                                                          ---------------
                                                                                                    3,708
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
       74,300  AES Corp.  *                                                                           971
       33,200  Mirant Corp.  *                                                                        464
       24,200  NRG Energy, Inc.  *                                                                    557
                                                                                          ---------------
                                                                                                    1,992
                                                                                          ---------------
               MULTI-UTILITIES (0.9%)
       52,700  CMS Energy Corp.                                                                       701
       35,000  Consolidated Edison, Inc.                                                            1,424
       18,700  DTE Energy Co.                                                                         691
       83,200  NiSource, Inc.                                                                       1,075
       94,800  NSTAR                                                                                2,934
       88,300  PG&E Corp.                                                                           3,611
       36,200  Xcel Energy, Inc.                                                                      683
                                                                                          ---------------
                                                                                                   11,119
                                                                                          ---------------
               WATER UTILITIES (0.1%)
       47,200  Aqua America, Inc.                                                                     729
                                                                                          ---------------
               Total Utilities                                                                     28,824
                                                                                          ---------------
               Total Common Stocks (cost: $1,234,444)                                           1,250,514
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                            Portfolio of Investments | 12

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (0.9%)

               MONEY MARKET FUNDS (0.9%)
   11,681,213  State Street Institutional Liquid Reserve Fund, 0.25% (b)(cost:  $11,681)  $        11,681
                                                                                          ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (0.8%)

               MONEY MARKET FUNDS (0.8%)
        2,000  AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.21%(b)                          2
    9,851,934  BlackRock Liquidity Funds TempFund, 0.18%(b)                                         9,852
                                                                                          ---------------
               Total Money Market Funds                                                             9,854
                                                                                          ---------------

PRINCIPAL                                                                                          MARKET
AMOUNT                                                                                              VALUE
(000)         SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (0.0%)
$         300  Deutsche Bank Securities, Inc., 0.06%, acquired on 10/30/2009 and due
                     11/02/2009 at $300 (collateralized by $306 of Fannie Mae(c),
                     0.07%(d), due 11/16/2009; market value $306)                                     300
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned (cost: $10,154)                                                   10,154
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $1,256,279)                                       $     1,272,349
                                                                                          ===============

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------

                                             (LEVEL 1)       (LEVEL 2)      (LEVEL 3)
                                           QUOTED PRICES       OTHER       SIGNIFICANT
                                             IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                              MARKETS        OBSERVABLE       INPUTS
                                           FOR IDENTICAL       INPUTS
                                              ASSETS                                                TOTAL
---------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                           $     1,250,514 $            -- $            -- $     1,250,514
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                               11,681              --              --          11,681
SHORT-TERM INVESTMENTS PURCHASED WITH
CASH COLLATERAL FROM SECURITIES LOANED:
  MONEY MARKET FUNDS                                9,854              --              --           9,854
  REPURCHASE AGREEMENTS                                --             300              --             300
---------------------------------------------------------------------------------------------------------
TOTAL                                     $     1,272,049 $           300$             -- $     1,272,349
---------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------

13 | USAA Income Stock Fund

-------------------------------------------------------------------------------

NOTES TO PORTFOLIO
OF INVESTMENTS

October 31, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Income Stock Fund Shares and Income Stock Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the

--------------------------------------------------------------------------------
                                          Notes to Portfolio of Investments | 14

--------------------------------------------------------------------------------

Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

--------------------------------------------------------------------------------
15 | USAA Income Stock Fund

-------------------------------------------------------------------------------

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2009, was approximately $9,273,000.

E. SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through December 17, 2009, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. As of October 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2009, were $123,120,000 and $107,050,000, respectively, resulting in net unrealized appreciation of $16,070,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,264,736,000 at October 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

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                                          Notes to Portfolio of Investments | 16

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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR            American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
               U.S. dollars.
REIT           Real estate investment trust

SPECIFIC NOTES

(a) The security or a portion thereof was out on loan as of October 31, 2009.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2009.
(c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
* Non-income-producing security. As of October 31, 2009, 85.5% of the Fund's net assets were invested in dividend-paying stocks.

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17 | USAA Income Stock Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12-18-2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12-21-2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12-18-2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.